TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Income tax rates	26.50%
Change in amount for which valuation allowance provided	$ 12,677
Deferred tax benefit (expense)	(230)	345
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	44,520
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards
European Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	$ 2,404
Amended Rate Year One [Member]
Income Tax Disclosure [Line Items]
Income tax rates	16.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax rates	10.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax rates	25.00%